Distribution Date:	03/17/25	CSAIL 2019-C16 Commercial Mortgage Trust
Determination Date:	03/11/25
Next Distribution Date:	04/17/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2019-C16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
			Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14				lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 2)	15-16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Attention: CSAIL 2019-C16 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12596WAA2	2.359500%	19,153,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12596WAB0	3.066700%	160,200,000.00	156,527,209.48	0.00	400,018.33	0.00	0.00	400,018.33	156,527,209.48	31.10%	30.00%
A-3	12596WAC8	3.329000%	339,980,000.00	339,980,000.00	0.00	943,161.18	0.00	0.00	943,161.18	339,980,000.00	31.10%	30.00%
A-SB	12596WAD6	3.142300%	31,923,000.00	27,637,538.95	685,504.48	72,371.20	0.00	0.00	757,875.68	26,952,034.47	31.10%	30.00%
A-S	12596WAG9	3.612200%	63,985,000.00	63,985,000.00	0.00	192,605.51	0.00	0.00	192,605.51	63,985,000.00	22.68%	21.88%
B	12596WAH7	3.884600%	31,501,000.00	31,501,000.00	0.00	101,973.99	0.00	0.00	101,973.99	31,501,000.00	18.53%	17.88%
C	12596WAJ3	4.237100%	35,437,000.00	35,437,000.00	0.00	125,125.09	0.00	0.00	125,125.09	35,437,000.00	13.86%	13.38%
D	12596WAM6	3.000000%	23,783,000.00	23,783,000.00	0.00	59,457.50	0.00	0.00	59,457.50	23,783,000.00	10.73%	10.36%
E-RR	12596WAQ7	4.816246%	18,546,000.00	18,546,000.00	0.00	74,435.08	0.00	0.00	74,435.08	18,546,000.00	8.29%	8.00%
F-RR	12596WAS3	4.816246%	20,672,000.00	20,672,000.00	0.00	82,967.86	0.00	0.00	82,967.86	20,672,000.00	5.57%	5.38%
G-RR	12596WAU8	4.816246%	7,875,000.00	7,875,000.00	0.00	31,606.61	0.00	0.00	31,606.61	7,875,000.00	4.54%	4.38%
NR-RR	12596WAW4	4.816246%	34,454,331.00	34,454,331.00	0.00	124,862.99	0.00	0.00	124,862.99	34,454,331.00	0.00%	0.00%
R	12596WAX2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			787,509,331.00	760,398,079.43	685,504.48	2,208,585.34	0.00	0.00	2,894,089.82	759,712,574.95

X-A	12596WAE4	1.535018%	615,241,000.00	588,129,748.43	0.00	752,324.86	0.00	0.00	752,324.86	587,444,243.95
X-B	12596WAF1	0.745032%	66,938,000.00	66,938,000.00	0.00	41,559.12	0.00	0.00	41,559.12	66,938,000.00
X-D	12596WAK0	1.816246%	23,783,000.00	23,783,000.00	0.00	35,996.47	0.00	0.00	35,996.47	23,783,000.00
Notional SubTotal			705,962,000.00	678,850,748.43	0.00	829,880.45	0.00	0.00	829,880.45	678,165,243.95

Deal Distribution Total					685,504.48	3,038,465.79	0.00	0.00	3,723,970.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12596WAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12596WAB0	977.07371710	0.00000000	2.49699332	0.00000000	0.00000000	0.00000000	0.00000000	2.49699332	977.07371710
A-3	12596WAC8	1,000.00000000	0.00000000	2.77416666	0.00000000	0.00000000	0.00000000	0.00000000	2.77416666	1,000.00000000
A-SB	12596WAD6	865.75631833	21.47368606	2.26705510	0.00000000	0.00000000	0.00000000	0.00000000	23.74074116	844.28263227
A-S	12596WAG9	1,000.00000000	0.00000000	3.01016660	0.00000000	0.00000000	0.00000000	0.00000000	3.01016660	1,000.00000000
B	12596WAH7	1,000.00000000	0.00000000	3.23716676	0.00000000	0.00000000	0.00000000	0.00000000	3.23716676	1,000.00000000
C	12596WAJ3	1,000.00000000	0.00000000	3.53091656	0.00000000	0.00000000	0.00000000	0.00000000	3.53091656	1,000.00000000
D	12596WAM6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	12596WAQ7	1,000.00000000	0.00000000	4.01353823	0.00000000	0.00000000	0.00000000	0.00000000	4.01353823	1,000.00000000
F-RR	12596WAS3	1,000.00000000	0.00000000	4.01353812	0.00000000	0.00000000	0.00000000	0.00000000	4.01353812	1,000.00000000
G-RR	12596WAU8	1,000.00000000	0.00000000	4.01353778	0.00000000	0.00000000	0.00000000	0.00000000	4.01353778	1,000.00000000
NR-RR	12596WAW4	1,000.00000000	0.00000000	3.62401435	0.38952345	8.67634696	0.00000000	0.00000000	3.62401435	1,000.00000000
R	12596WAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12596WAE4	955.93393228	0.00000000	1.22281327	0.00000000	0.00000000	0.00000000	0.00000000	1.22281327	954.81972747
X-B	12596WAF1	1,000.00000000	0.00000000	0.62085990	0.00000000	0.00000000	0.00000000	0.00000000	0.62085990	1,000.00000000
X-D	12596WAK0	1,000.00000000	0.00000000	1.51353782	0.00000000	0.00000000	0.00000000	0.00000000	1.51353782	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/25 - 02/28/25	30	0.00	400,018.33	0.00	400,018.33	0.00	0.00	0.00	400,018.33	0.00
A-3	02/01/25 - 02/28/25	30	0.00	943,161.18	0.00	943,161.18	0.00	0.00	0.00	943,161.18	0.00
A-SB	02/01/25 - 02/28/25	30	0.00	72,371.20	0.00	72,371.20	0.00	0.00	0.00	72,371.20	0.00
X-A	02/01/25 - 02/28/25	30	0.00	752,324.86	0.00	752,324.86	0.00	0.00	0.00	752,324.86	0.00
X-B	02/01/25 - 02/28/25	30	0.00	41,559.12	0.00	41,559.12	0.00	0.00	0.00	41,559.12	0.00
X-D	02/01/25 - 02/28/25	30	0.00	35,996.47	0.00	35,996.47	0.00	0.00	0.00	35,996.47	0.00
A-S	02/01/25 - 02/28/25	30	0.00	192,605.51	0.00	192,605.51	0.00	0.00	0.00	192,605.51	0.00
B	02/01/25 - 02/28/25	30	0.00	101,973.99	0.00	101,973.99	0.00	0.00	0.00	101,973.99	0.00
C	02/01/25 - 02/28/25	30	0.00	125,125.09	0.00	125,125.09	0.00	0.00	0.00	125,125.09	0.00
D	02/01/25 - 02/28/25	30	0.00	59,457.50	0.00	59,457.50	0.00	0.00	0.00	59,457.50	0.00
E-RR	02/01/25 - 02/28/25	30	0.00	74,435.08	0.00	74,435.08	0.00	0.00	0.00	74,435.08	0.00
F-RR	02/01/25 - 02/28/25	30	0.00	82,967.86	0.00	82,967.86	0.00	0.00	0.00	82,967.86	0.00
G-RR	02/01/25 - 02/28/25	30	0.00	31,606.61	0.00	31,606.61	0.00	0.00	0.00	31,606.61	0.00
NR-RR	02/01/25 - 02/28/25	30	284,375.61	138,283.77	0.00	138,283.77	13,420.77	0.00	0.00	124,862.99	298,937.73
Totals			284,375.61	3,051,886.57	0.00	3,051,886.57	13,420.77	0.00	0.00	3,038,465.79	298,937.73

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,723,970.27
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,857,338.00	Master Servicing Fee	2,173.22
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,263.64
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	295.71
ARD Interest	0.00	Operating Advisor Fee	1,176.93
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.00
Extension Interest	0.00
Interest Reserve Withdrawal	203,665.04
Total Interest Collected	3,061,003.04	Total Fees	9,116.50

Principal		Expenses/Reimbursements
Scheduled Principal	685,504.48	Reimbursement for Interest on Advances	(9.00)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,383.79
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	2,046.00
Total Principal Collected	685,504.48	Total Expenses/Reimbursements	13,420.79

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,038,465.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	685,504.48
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,723,970.27
Total Funds Collected	3,746,507.52	Total Funds Distributed	3,746,507.56

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	760,398,080.37	760,398,080.37	Beginning Certificate Balance	760,398,079.43
(-) Scheduled Principal Collections	685,504.48	685,504.48	(-) Principal Distributions	685,504.48
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	759,712,575.89	759,712,575.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	760,696,063.33	760,696,063.33	Ending Certificate Balance	759,712,574.95
Ending Actual Collateral Balance	760,147,816.24	760,147,816.24

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.94)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.94)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	30,406,583.23	4.00%	49	5.1023	NAP	Defeased	4	30,406,583.23	4.00%	49	5.1023	NAP
	$9,999,999 and less	19	123,357,456.00	16.24%	50	4.9032	1.851295	1.49 or less	14	195,415,145.83	25.72%	49	5.2012	1.134507
$10,000,000 to $19,999,999		15	196,258,953.76	25.83%	50	4.7934	1.654077	1.50 to 1.74	16	211,358,806.46	27.82%	49	4.9895	1.650726
$20,000,000 to $29,999,999		5	131,804,521.83	17.35%	50	4.8310	1.869871	1.75 to 1.99	8	148,779,375.23	19.58%	50	4.5404	1.903946
$30,000,000 to $39,999,999		6	182,829,798.73	24.07%	47	5.1129	1.476098	2.00 to 2.49	5	104,633,062.15	13.77%	50	4.6972	2.237705
	$40,000,000 or more	2	95,055,262.34	12.51%	49	4.1865	2.349247	2.5 to 2.99	1	50,000,000.00	6.58%	48	3.9140	2.700000
	Totals	51	759,712,575.89	100.00%	49	4.8311	1.767472	3.0 or more	3	19,119,602.99	2.52%	51	4.2591	3.642228
								Totals	51	759,712,575.89	100.00%	49	4.8311	1.767472
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	30,406,583.23	4.00%	49	5.1023	NAP	Washington	1	40,904,258.02	5.38%	47	5.3740	0.690000
California	4	60,650,000.00	7.98%	49	4.7300	2.069027	Wisconsin	2	5,701,181.00	0.75%	49	4.5820	1.920000
Colorado	1	7,255,266.37	0.96%	51	4.8800	1.630000	Totals	96	759,712,575.89	100.00%	49	4.8311	1.767472
Florida	4	54,337,493.69	7.15%	48	4.8498	1.523023
									Property Type³
Georgia	3	4,391,545.00	0.58%	49	4.5820	1.920000
Idaho	1	2,079,473.65	0.27%	50	4.4890	1.960000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	10,407,232.50	1.37%	50	4.9059	1.831970		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	4	5,913,930.58	0.78%	50	5.5117	1.810933	Defeased	4	30,406,583.23	4.00%	49	5.1023	NAP
Kansas	1	739,368.41	0.10%	50	4.4890	1.960000	Industrial	17	53,383,021.19	7.03%	50	4.5703	1.935040
Louisiana	4	57,154,459.55	7.52%	50	4.7543	1.731900	Lodging	15	228,444,141.25	30.07%	49	5.1035	1.479727
Maryland	5	47,065,096.25	6.20%	49	4.7338	1.812185	Mixed Use	3	37,638,381.66	4.95%	48	4.7214	2.029088
Michigan	7	58,772,819.13	7.74%	50	5.1573	1.357024	Mobile Home Park	1	6,143,506.02	0.81%	50	5.5300	1.620000
Minnesota	2	7,725,561.25	1.02%	49	4.5764	1.922393	Multi-Family	7	63,417,074.41	8.35%	51	4.6897	1.789931
Mississippi	1	5,221,789.38	0.69%	50	4.4890	1.960000	Office	11	138,245,744.89	18.20%	48	4.5428	2.103952
Montana	1	11,065,843.03	1.46%	50	4.8700	1.830000	Retail	38	202,034,123.26	26.59%	49	4.7920	1.784882
Nebraska	1	739,368.41	0.10%	50	4.4890	1.960000	Totals	96	759,712,575.89	100.00%	49	4.8311	1.767472
Nevada	1	5,269,314.72	0.69%	51	4.7600	1.510000
New Mexico	12	40,787,284.86	5.37%	45	5.5209	1.597851
New York	9	183,115,510.77	24.10%	49	4.5527	2.165486
North Carolina	4	31,570,478.13	4.16%	49	4.7430	1.827417
Ohio	5	12,763,463.66	1.68%	50	4.5073	1.952150
Tennessee	3	11,895,059.10	1.57%	51	4.8706	1.429891
Texas	9	43,408,999.70	5.71%	50	4.7812	1.722160
Utah	2	11,236,593.54	1.48%	51	4.8800	1.596836
Virginia	2	9,134,602.01	1.20%	49	4.5710	1.846604

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	30,406,583.23	4.00%	49	5.1023	NAP	Defeased	4	30,406,583.23	4.00%	49	5.1023	NAP
	4.4999% or less	7	165,605,213.67	21.80%	50	4.2014	2.355543	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	136,207,230.04	17.93%	49	4.5780	1.948947	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	15	218,772,277.71	28.80%	50	4.8579	1.530498	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	8	130,992,224.43	17.24%	49	5.2906	1.473885	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% or more	7	77,729,046.81	10.23%	47	5.6601	1.404755	49 months or greater	47	729,305,992.66	96.00%	49	4.8198	1.772423
	Totals	51	759,712,575.89	100.00%	49	4.8311	1.767472	Totals	51	759,712,575.89	100.00%	49	4.8311	1.767472
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	30,406,583.23	4.00%	49	5.1023	NAP	Defeased	4	30,406,583.23	4.00%	49	5.1023	NAP
	119 months or less	47	729,305,992.66	96.00%	49	4.8198	1.772423	Interest Only	18	380,530,262.34	50.09%	49	4.5990	1.967675
	120 months or more	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	29	348,775,730.32	45.91%	49	5.0606	1.559395
	Totals	51	759,712,575.89	100.00%	49	4.8311	1.767472	301 to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	759,712,575.89	100.00%	49	4.8311	1.767472
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	30,406,583.23	4.00%	49	5.1023	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	665,094,291.51	87.55%	49	4.7698	1.814405
	13 months to 24 months	3	31,444,067.95	4.14%	50	4.9250	1.439275
	25 months or greater	1	32,767,633.20	4.31%	44	5.7340	1.240000
	Totals	51	759,712,575.89	100.00%	49	4.8311	1.767472
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30502515	OF	New York	NY	Actual/360	3.914%	152,211.11	0.00	0.00	N/A	03/11/29	--	50,000,000.00	50,000,000.00	03/11/25
2	30316095	IN	Various	Various	Actual/360	4.489%	157,307.95	0.00	0.00	N/A	05/06/29	--	45,055,262.34	45,055,262.34	03/06/25
3A1	30316316	LO	Bellevue	WA	Actual/360	5.374%	125,840.97	44,931.24	0.00	N/A	02/06/29	--	30,107,096.77	30,062,165.53	03/06/25
3A2	30316357				Actual/360	5.374%	45,385.27	16,204.71	0.00	N/A	02/06/29	--	10,858,297.17	10,842,092.46	03/06/25
4A2	30316098	LO	Various	Various	Actual/360	4.958%	115,686.67	0.00	0.00	N/A	05/01/29	--	30,000,000.00	30,000,000.00	03/01/25
4A4	30316100				Actual/360	4.958%	38,562.22	0.00	0.00	N/A	05/01/29	--	10,000,000.00	10,000,000.00	03/01/25
5A1	30316317	LO	Linthicum Heights	MD	Actual/360	4.799%	101,157.88	52,400.24	0.00	N/A	04/06/29	--	27,101,222.42	27,048,822.18	03/06/25
5A2	30316358				Actual/360	4.799%	33,719.29	17,466.75	0.00	N/A	04/06/29	--	9,033,740.81	9,016,274.06	03/06/25
6	30316318	Various Santa Fe		NM	Actual/360	5.734%	146,418.67	63,301.79	0.00	N/A	11/06/28	--	32,830,934.99	32,767,633.20	10/06/24
7A1	30316126	RT	Various	Various	Actual/360	4.582%	89,094.44	0.00	0.00	N/A	04/01/29	--	25,000,000.00	25,000,000.00	03/01/25
7A3	30316128				Actual/360	4.582%	35,637.78	0.00	0.00	N/A	04/01/29	--	10,000,000.00	10,000,000.00	03/01/25
8	30316319	LO	Brooklyn	NY	Actual/360	5.400%	119,376.90	54,697.65	0.00	N/A	06/06/29	--	28,423,071.08	28,368,373.43	03/06/25
9	30316320	MU	New York	NY	Actual/360	4.530%	105,707.39	0.00	0.00	N/A	02/08/29	--	30,000,000.00	30,000,000.00	03/08/25
10	30315609	OF	Orlando	FL	Actual/360	4.770%	111,300.00	0.00	0.00	N/A	01/06/29	--	30,000,000.00	30,000,000.00	03/06/25
11	30316321	LO	Garden Grove	CA	Actual/360	5.253%	122,577.00	0.00	0.00	N/A	03/11/29	--	30,000,000.00	30,000,000.00	02/11/25
12	30316322	RT	Lafayette	LA	Actual/360	4.850%	97,049.76	40,150.12	0.00	N/A	05/06/29	--	25,727,476.34	25,687,326.22	03/06/25
13	30316323	MF	Brooklyn	NY	Actual/360	4.460%	89,150.44	0.00	0.00	N/A	06/06/29	--	25,700,000.00	25,700,000.00	03/06/25
14	30316324	RT	Fontana	CA	Actual/360	4.038%	58,102.33	0.00	0.00	N/A	06/06/29	--	18,500,000.00	18,500,000.00	03/06/25
15	30316325	MF	Brooklyn	NY	Actual/360	4.960%	67,896.89	0.00	0.00	N/A	05/06/29	--	17,600,000.00	17,600,000.00	03/06/25
16	30316119	OF	Kings Mountain	NC	Actual/360	4.650%	60,729.68	26,928.58	0.00	N/A	04/01/29	--	16,791,617.30	16,764,688.72	03/01/25
17	30316326	RT	New York	NY	Actual/360	4.220%	50,053.89	0.00	0.00	N/A	06/06/29	--	15,250,000.00	15,250,000.00	03/06/25
18	30316327	LO	Lakeland	FL	Actual/360	4.750%	49,549.93	26,088.93	0.00	N/A	06/06/29	--	13,412,012.00	13,385,923.07	03/06/25
19	30316328	RT	Bloomfield Hills	MI	Actual/360	5.545%	61,564.90	0.00	0.00	N/A	03/06/29	--	14,275,000.00	14,275,000.00	03/06/25
20	30316329	OF	Troy	MI	Actual/360	5.550%	58,335.51	21,594.70	0.00	N/A	06/06/29	--	13,514,017.11	13,492,422.41	03/06/25
21	30316330	RT	Irving	TX	Actual/360	4.500%	45,156.47	25,779.47	0.00	N/A	06/01/29	--	12,901,849.02	12,876,069.55	03/01/25
22	30316331	RT	Winter Park	FL	Actual/360	5.300%	49,864.14	17,883.03	0.00	N/A	06/06/29	--	12,096,421.28	12,078,538.25	03/06/25
23	30316332	OF	Memphis	TN	Actual/360	4.900%	41,228.55	21,927.93	0.00	N/A	06/06/29	--	10,817,987.03	10,796,059.10	03/06/25
24	30316333	LO	Livonia	MI	Actual/360	4.870%	39,514.72	21,309.33	0.00	N/A	05/06/29	--	10,432,164.75	10,410,855.42	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	30316334	RT	Bozeman	MT	Actual/360	4.870%	41,980.32	17,257.02	0.00	N/A	05/01/29	--	11,083,100.05	11,065,843.03	03/01/25
26	30316335	MF	Various	MD	Actual/360	4.520%	38,671.11	0.00	0.00	N/A	06/01/29	--	11,000,000.00	11,000,000.00	03/01/25
27	30316336	LO	Austin	TX	Actual/360	5.140%	33,173.16	23,140.53	0.00	N/A	05/01/29	--	8,297,900.28	8,274,759.75	03/01/25
28	30316337	MF	Grand Rapids	MI	Actual/360	5.020%	35,654.32	14,652.85	0.00	N/A	06/06/29	--	9,131,727.26	9,117,074.41	03/06/25
29	30316338	IN	Chicago	IL	Actual/360	5.010%	32,512.29	15,856.68	0.00	N/A	05/01/29	--	8,343,615.53	8,327,758.85	02/01/24
30	30316339	LO	Albuquerque	NM	Actual/360	4.650%	29,061.55	15,798.85	0.00	N/A	06/06/29	--	8,035,450.51	8,019,651.66	03/06/25
31	30316340	OF	Sausalito	CA	Actual/360	4.650%	31,284.17	0.00	0.00	N/A	05/06/29	--	8,650,000.00	8,650,000.00	03/06/25
32	30316341	RT	Mechanicsville	VA	Actual/360	4.570%	29,836.35	13,586.16	0.00	N/A	04/06/29	--	8,394,097.17	8,380,511.01	03/06/25
33	30316342	SS	Watauga	TX	Actual/360	4.330%	26,942.22	0.00	0.00	N/A	05/01/29	--	8,000,000.00	8,000,000.00	03/01/25
34	30316343	RT	Denver	CO	Actual/360	4.880%	27,593.82	14,767.12	0.00	N/A	06/01/29	--	7,270,033.49	7,255,266.37	03/01/25
35	30316344	RT	Lafayette	LA	Actual/360	3.920%	23,211.64	13,195.09	0.00	N/A	06/01/29	--	7,613,146.42	7,599,951.33	03/01/25
36	30316345	MH	Keene	TX	Actual/360	5.530%	26,495.37	16,616.26	0.00	N/A	05/06/29	--	6,160,122.28	6,143,506.02	03/06/25
37	30316346	RT	Glendale	AZ	Actual/360	5.450%	26,911.60	12,473.15	0.00	N/A	01/06/29	--	6,348,740.16	6,336,267.01	03/06/25
38	30316347	RT	Spanish Fork	UT	Actual/360	4.880%	22,213.02	11,887.54	0.00	N/A	06/01/29	--	5,852,376.77	5,840,489.23	03/01/25
39	30316348	LO	Comstock Park	MI	Actual/360	4.685%	20,142.50	11,439.43	0.00	N/A	05/06/29	--	5,527,748.53	5,516,309.10	02/06/25
40	30316349	MU	New York	NY	Actual/360	5.400%	25,200.00	0.00	0.00	N/A	06/06/29	--	6,000,000.00	6,000,000.00	03/06/25
41	30316350	RT	Kaysville	UT	Actual/360	4.880%	20,522.90	10,983.05	0.00	N/A	06/01/29	--	5,407,087.36	5,396,104.31	03/01/25
42	30316351	RT	Las Vegas	NV	Actual/360	4.760%	19,544.09	9,701.92	0.00	N/A	06/01/29	--	5,279,016.64	5,269,314.72	03/01/25
43	30316352	LO	East Syracuse	NY	Actual/360	5.500%	18,764.69	11,939.68	0.00	N/A	03/01/29	--	4,386,550.81	4,374,611.13	03/01/25
44	30316353	RT	Casper	WY	Actual/360	5.500%	17,105.82	6,985.47	0.00	N/A	12/06/28	--	3,998,763.44	3,991,777.97	03/06/25
45	30316354	RT	Naples	FL	Actual/360	5.675%	15,705.91	6,723.25	0.00	N/A	04/06/29	--	3,558,293.87	3,551,570.62	03/06/25
46	30316355	OF	San Diego	CA	Actual/360	4.100%	11,161.11	0.00	0.00	N/A	05/06/29	--	3,500,000.00	3,500,000.00	03/06/25
47	30316356	LO	Michigan	IN	Actual/360	6.350%	15,469.29	7,835.96	0.00	N/A	06/06/29	--	3,132,139.39	3,124,303.43	03/06/25
Totals							2,857,338.00	685,504.48	0.00				760,398,080.37	759,712,575.89
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	55,728,669.00	56,455,111.70	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	16,465,844.41	2,371,677.51	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	2,604,666.30	2,304,631.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	2,604,666.30	2,304,631.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	15,731,909.74	16,128,666.14	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	15,731,909.74	16,128,666.14	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	3,767,755.84	4,665,676.16	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	3,767,755.84	4,665,676.16	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	03/11/24	0.00	0.00	209,356.84	1,048,257.01	110,045.37	0.00
7A1	4,804,378.21	5,102,527.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	4,804,378.21	5,102,527.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,555,258.28	5,101,693.04	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	26,491,437.50	30,668,899.71	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	9,167,562.06	9,290,268.04	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	18,502,633.58	17,182,733.00	10/01/23	09/30/24	--	0.00	0.00	122,489.50	122,489.50	0.00	0.00
12	2,606,002.43	2,388,338.82	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,998,754.98	2,249,159.83	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,010,266.17	1,908,504.48	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,428,241.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	5,394,369.37	5,430,046.70	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,258,279.68	1,193,307.45	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,073,505.58	1,214,013.92	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,390,734.00	1,379,462.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,497,513.01	1,451,737.37	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,266,901.52	1,321,007.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,548,717.77	1,214,881.23	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,109,081.42	1,057,415.92	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,037,715.53	1,147,581.44	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,176,649.30	1,147,761.66	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,314,966.33	1,307,637.94	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	754,908.46	830,576.81	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,083,864.00	0.00	--	--	11/12/24	0.00	0.00	48,276.56	628,566.28	1,336,012.68	0.00
30	1,256,910.15	1,819,132.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	653,013.49	555,629.78	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	799,739.55	924,619.17	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	813,860.36	885,627.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,186,112.90	1,353,169.81	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	756,184.24	848,485.91	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	567,856.03	667,484.32	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	250,743.66	0.00	--	--	--	0.00	0.00	31,361.59	31,361.59	0.00	0.00
40	478,822.98	475,321.84	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	9,237.27	0.00
41	551,300.79	680,043.73	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	602,025.32	547,732.48	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	600,730.11	635,663.81	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	397,390.44	444,154.09	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	730,033.57	788,146.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	589,377.73	535,071.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	224,913,396.97	213,875,102.79				0.00	0.00	411,484.49	1,830,674.38	1,455,295.32	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/25	0	0.00	0	0.00	2	41,095,392.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831082%	4.815668%	49
02/18/25	0	0.00	1	32,830,934.99	1	8,343,615.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831312%	4.815897%	50
01/17/25	0	0.00	1	32,878,315.12	1	8,355,935.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831482%	4.816067%	51
12/17/24	0	0.00	1	32,925,462.45	1	8,368,202.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831651%	4.816236%	52
11/18/24	1	32,977,604.92	0	0.00	1	8,381,578.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831837%	4.816420%	53
10/18/24	1	33,024,264.41	0	0.00	1	8,393,735.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832002%	4.816584%	54
09/17/24	1	33,075,937.02	0	0.00	1	8,407,005.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832185%	4.816766%	55
08/16/24	1	33,122,113.37	0	0.00	1	8,419,053.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832348%	4.816927%	56
07/17/24	0	0.00	0	0.00	1	8,431,049.14	0	0.00	0	0.00	0	0.00	1	3,694,737.66	0	0.00	4.832510%	4.817088%	57
06/17/24	0	0.00	0	0.00	1	8,444,163.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831037%	4.815620%	58
05/17/24	0	0.00	0	0.00	1	8,456,051.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831202%	4.815784%	59
04/17/24	0	0.00	0	0.00	1	8,469,062.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831384%	4.815964%	60
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30316318	10/06/24	4	6	209,356.84	1,048,257.01	184,664.42	33,024,264.41	08/23/22	2
11	30316321	02/11/25	0	A	122,489.50	122,489.50	0.00	30,000,000.00
29	30316338	02/01/24	12	6	48,276.56	628,566.28	1,960,695.55	8,494,928.56	07/07/23	98
39	30316348	02/06/25	0	B	31,361.59	31,361.59	298.00	5,527,748.53
Totals					411,484.49	1,830,674.38	2,145,657.97	77,046,941.50
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		242,649,547	209,881,914	32,767,633		0
49 - 60 Months		517,063,029	508,735,270	8,327,759		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	759,712,576	718,617,184	0	0	41,095,392	0
Feb-25	760,398,080	719,223,530	0	32,830,935	8,343,616	0
Jan-25	760,921,887	719,687,636	0	32,878,315	8,355,936	0
Dec-24	761,443,383	720,149,718	0	32,925,462	8,368,203	0
Nov-24	762,025,665	720,666,481	32,977,605	0	8,381,579	0
Oct-24	762,552,260	721,134,260	33,024,264	0	8,393,736	0
Sep-24	763,129,814	721,646,872	33,075,937	0	8,407,005	0
Aug-24	763,651,546	722,110,379	33,122,113	0	8,419,053	0
Jul-24	764,170,980	755,739,931	0	0	8,431,049	0
Jun-24	768,436,373	759,992,210	0	0	8,444,164	0
May-24	768,928,615	760,472,563	0	0	8,456,052	0
Apr-24	769,423,995	760,954,933	0	0	8,469,063	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30316318	32,767,633.20	33,024,264.41	43,580,000.00	--	964,049.34	1.24000	06/30/22	11/06/28	283
29	30316338	8,327,758.85	8,494,928.56	19,200,000.00	09/19/24	2,083,864.00	1.80000	06/30/23	05/01/29	290
Totals		41,095,392.05	41,519,192.97	62,780,000.00		3,047,913.34

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30316318	Various	NM	08/23/22	2

Loan transferred to Special Servicer as SS loan for delinquent payments on 8/23/22. Collateral is a portfolio of (11) retail/office and art gallery properties located in downtown Santa Fe, New Mexico with approximately 100 tenants. 9 of the tenants are sponsor affiliates representing approximately 45% of GLA and 52% of EGI. Loan modification was executed in June 2021 giving Borrower deferral of reserve payments to be paid back over 12 mth period and conditional waiver of DI

($1.94MM). All deferred reserve payments have been paid back. The Lender is moving forward with foreclosure process. Will seek the appointment of Receiver, so getting a proposal for local broker to act as the Receiver.

29	30316338	IN	IL	07/07/23	98

The Loan was transferred on 7/10/2023 due to Delinquent Payments as Borrower failed to make the payment due for 5/1/2023. NOD was sent on 8/8/2023. Loan was accelerated on 8/8/2023. Collateral consists of 3 multi-story industrial warehouse buildings totaling 290K SF in Chicago, IL. Local Counsel has been retained to file for foreclosure and/or receivership. Because the Borrower failed to bring the Loan current, Lender filed a foreclosure/receivership complaint on 1/3/24.

Lender attended the hearings to appoint a receiver on 9/30/24 and 11/18/24, and completed the testimony. The next hearing was scheduled for 2/5/25 but has been cancelled due to the filing from the Borrower''s counsel to change the judge.

That hearing is set for 3/31/25.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3A1	30316316	30,500,000.00	5.37400%	30,500,000.00	5.37400%	8	07/02/20	07/01/20	06/30/20
5A1	30316317	29,185,099.95	4.79905%	29,150,369.63	4.79905%	8	09/04/20	07/06/20	09/22/20
5A2	30316358	9,728,366.66	4.79905%	9,716,789.89	4.79905%	8	09/04/20	07/06/20	09/22/20
6	30316318	0.00	5.73400%	0.00	5.73400%	8	06/21/21	06/21/21	08/02/21
6	30316318	0.00	5.73400%	0.00	5.73400%	8	01/08/24	01/08/24	03/04/24
8	30316319	0.00	5.40000%	0.00	5.40000%	8	03/30/21	03/30/21	04/12/21
15	30316325	0.00	4.96000%	0.00	4.96000%	8	06/06/22	06/06/22	06/27/22
27	30316336	0.00	5.14000%	0.00	5.14000%	8	02/16/21	02/16/21	02/25/21
39	30316348	0.00	4.68500%	0.00	4.68500%	8	08/25/22	04/06/20	10/21/22
43	30316352	0.00	5.50000%	5,908,850.63	5.50000%	8	05/28/21	04/01/20	08/23/21
Totals		69,413,466.61		75,276,010.15
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)
5A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,383.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,046.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(9.00)	0.00	0.00	0.00
29	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,383.79	0.00	0.00	0.00	0.00	0.00	(9.00)	0.00	2,046.00	(0.01)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13,420.78

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27